United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended, December 31, 2009
Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  		Norman Fields, Gottscho Capital Management, LLC
Address: 		444 Madison Avenue Ste 300
                 	New York, NY 10022

13F File Number: 028-11600

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	Rozanne Collura
Title:      Senior Vice President
Phone: 	212-830-8917

Signature, Place, and Date of Signing:

Rozanne Collura
Date: Jan. 8, 2010

Report Type (Check only one):
[   X  ]         13F HOLDINGS REPORTS
[        ]         13F NOTICE
[        ]         13F COMBINATION REPORT
List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   86

Form 13F Information Table Value Total:  130523         (times 1,000)
List of Other Included Managers:
No. 13F File Number   Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASA Limited                    COM              g3156p103     1438    18572 SH       SOLE                                      18572
Abb Ltd Sponsored ADR          COM              000375204      730    38212 SH       SOLE                                      38212
Abbott Laboratories            COM              002824100      786    14564 SH       SOLE                                      14564
Aecom Technology Corp          COM              00766t100     1181    42930 SH       SOLE                                      42930
Akamai Technologies Inc        COM              00971t101     1466    57888 SH       SOLE                                      57888
Alcon Inc                      COM              h01301102     7730    47036 SH       SOLE                                      47036
Amedisys Inc.                  COM              023436108     1686    34690 SH       SOLE                                      34690
American Express Co            COM              025816109      362     8939 SH       SOLE                                       8939
Anglo American Plc ADR         COM              03485p201     2780   127007 SH       SOLE                                     127007
Annaly Capital Mmgt Inc        COM              035710409      555    32004 SH       SOLE                                      32004
Atlas Energy Inc               COM              049298102      233     7738 SH       SOLE                                       7738
Bank Of New York Co Inc        COM              064058100      801    28635 SH       SOLE                                      28635
Berkshire Hathaway B           COM              084670207     4798     1460 SH       SOLE                                       1460
Boeing Co                      COM              097023105     2627    48529 SH       SOLE                                      48529
Brown Forman Corp Cl B         COM              115637209     1339    24989 SH       SOLE                                      24989
Cadbury PLC                    COM              12721e102     2918    56772 SH       SOLE                                      56772
Carnival Corp Common           COM              143658300      568    17922 SH       SOLE                                      17922
Check Point Software Tech      COM              m22465104     1673    49376 SH       SOLE                                      49376
Chevron Corporation            COM              166764100     1275    16555 SH       SOLE                                      16555
Children's Place               COM              168905107      396    12000 SH       SOLE                                      12000
Chimera Investment Corp        COM              16934q109      438   112985 SH       SOLE                                     112985
Coca Cola Co                   COM              191216100      217     3800 SH       SOLE                                       3800
Cogent Inc                     COM              19239y108      446    42900 SH       SOLE                                      42900
Conocophillips                 COM              20825c104     2221    43498 SH       SOLE                                      43498
Costco Wholesale Corp          COM              22160k105     5117    86479 SH       SOLE                                      86479
CynoSure Inc                   COM              232577205     1157   100685 SH       SOLE                                     100685
Electro-Optical Sciences Inc.  COM              285192100      879    84850 SH       SOLE                                      84850
Energy Transfer Part LP        COM              29273r109      813    18075 SH       SOLE                                      18075
Enterprise Prod Ptnr LP        COM              293792107     3115    99187 SH       SOLE                                      99187
Exxon Mobil Corp               COM              30231g102      415     6080 SH       SOLE                                       6080
FMC Corp New                   COM              302491303     2542    45580 SH       SOLE                                      45580
Firstenergy Corp               COM              337932107      378     8131 SH       SOLE                                       8131
Ford Motor Co                  COM              345370860      100    10000 SH       SOLE                                      10000
Forest Laboratories Inc        COM              345838106     1030    32070 SH       SOLE                                      32070
General Electric Co            COM              369604103      350    23149 SH       SOLE                                      23149
Google Inc Cl A                COM              38259p508      445      717 SH       SOLE                                        717
Heineken Hold NV Eur 1.6       COM              n39338194     1287    30673 SH       SOLE                                      30673
Heineken NV ADR                COM              423012202      500    20950 SH       SOLE                                      20950
Hercules Technology Growth Cap COM              427096508     1177   113255 SH       SOLE                                     113255
Hess Corporation               COM              42809h107     1527    25244 SH       SOLE                                      25244
ICF Intl Inc                   COM              44925c103     2282    85142 SH       SOLE                                      85142
ITT Corp                       COM              450912100     2088    41982 SH       SOLE                                      41982
Int'l Business Machines        COM              459200101      284     2168 SH       SOLE                                       2168
Johnson & Johnson              COM              478160104     1290    20026 SH       SOLE                                      20026
Johnson Controls Inc           COM              478366107     1323    48550 SH       SOLE                                      48550
KFR Fin'l Holdings             COM              48248a306      397    68500 SH       SOLE                                      68500
Kimberly Clark DeMexico A      COM              p60694117     1311   297660 SH       SOLE                                     297660
Kirby Corporation              COM              497266106      348    10000 SH       SOLE                                      10000
Kraft Foods Inc Cl A           COM              50075n104     2032    74747 SH       SOLE                                      74747
L-1 Identity Solutions Inc     COM              50212a106     1310   174965 SH       SOLE                                     174965
Legg Mason Inc                 COM              524901105     1915    63502 SH       SOLE                                      63502
Lender Processing Svs          COM              52602e102     3753    92311 SH       SOLE                                      92311
Leucadia National Corp         COM              527288104     2694   113223 SH       SOLE                                     113223
Lockheed Martin Corp           COM              539830109      331     4388 SH       SOLE                                       4388
Lufkin Industries Inc          COM              549764108     1273    17385 SH       SOLE                                      17385
Market Vectors ETF TR          COM              57060u100     7661   165782 SH       SOLE                                     165782
Millicom Int'l Cellular        COM              l6388f110      582     7885 SH       SOLE                                       7885
Monsanto Co                    COM              61166w101     2222    27181 SH       SOLE                                      27181
Mosaic Co                      COM              61945a107     5301    88748 SH       SOLE                                      88748
Mylan Laboratories Inc         COM              628530107     3383   183574 SH       SOLE                                     183574
Nestle SA-Sponsored ADR        COM              641069406      403     8300 SH       SOLE                                       8300
Novo Nordisk ADR               COM              670100205     1591    24910 SH       SOLE                                      24910
PDL Biopharma Inc              COM              69329y104      571    83165 SH       SOLE                                      83165
Penn Virginia GP               COM              70788p105      710    42565 SH       SOLE                                      42565
Pepsico Inc                    COM              713448108     2259    37156 SH       SOLE                                      37156
Pfizer Inc                     COM              717081103      281    15467 SH       SOLE                                      15467
Pricesmart Inc                 COM              741511109      952    46583 SH       SOLE                                      46583
Princeton Review Inc           COM              742352107      412   101550 SH       SOLE                                     101550
Procter & Gamble Co            COM              742718109     2508    41370 SH       SOLE                                      41370
Putnam Premier Inc Tr          COM              746853100       74    12000 SH       SOLE                                      12000
Qualcomm Inc                   COM              747525103     1270    27454 SH       SOLE                                      27454
Raytheon Co                    COM              755111507     3164    61409 SH       SOLE                                      61409
Redwood Trust Inc              COM              758075402     1108    76620 SH       SOLE                                      76620
Resource America Inc           COM              761195205      288    71345 SH       SOLE                                      71345
Resource Cap Corp              COM              76120w302      467    94900 SH       SOLE                                      94900
Royal Dutch Shell Plc ADR      COM              780259206      570     9481 SH       SOLE                                       9481
SBA Communications Corp        COM              78388j106      417    12200 SH       SOLE                                      12200
Sanofi Aventis Spon ADR        COM              80105n105     2551    64960 SH       SOLE                                      64960
Smucker J M Company            COM              832696405     2497    40443 SH       SOLE                                      40443
Southern Co                    COM              842587107      402    12078 SH       SOLE                                      12078
Starbucks Corp                 COM              855244109      320    13863 SH       SOLE                                      13863
U S Bancorp                    COM              902973304     1167    51845 SH       SOLE                                      51845
United Technologies Corp       COM              913017109      222     3200 SH       SOLE                                       3200
Vestas Wind Systems            COM              5964651       2740    44821 SH       SOLE                                      44821
Wal-Mart Stores Inc            COM              931142103      858    16054 SH       SOLE                                      16054
Ishares Barclays Tr Inf                         464287176     1447    13925 SH       SOLE                                      13925